INVESTMENT MANAGERS SERIES TRUST II

235 West Galena Street

Milwaukee, Wisconsin 53212

November 29, 2023

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust II (the “Registrant”) File No. 333-191476 and 811-22894 on behalf of the AXS Merger Fund (the “Fund”)

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 393 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(1) for the purposes of making material changes to the Fund’s principal investment strategies and making other non-material changes to the Fund’s Prospectus and Statement of Additional Information. A marked version of the Prospectus and Statement of Additional Information reflecting these changes are included in this filing for your review.

Except for the material revisions noted above, the disclosure in the Registration Statement is the same as the disclosure in the currently effective Registration Statement previously reviewed by the Commission. Therefore, pursuant to Investment Company Act Release No. 13768, the Registrant respectfully requests selective review of only those portions of the filing relating to the new sub-advisory agreement.

Please direct your comments to Diane J. Drake at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ Amy Centurioni

Amy Centurioni

Investment Managers Series Trust II